Investment Objectives and Goals	Nov. 26, 2025
VistaShares Target 15TM International Innovators Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Target 15TM International Innovators Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15TM International Innovators Distribution ETF (the “Fund”) seeks current income and long term capital appreciation.
VistaShares Target 15TM European High Dividend Payers Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Target 15TM European high dividend Payers Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15TM European High Dividend Payers Distribution ETF (the “Fund”) seeks current income and long term capital appreciation.
VistaShares Target 15TM Global 100 Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Target 15TM Global 100 Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15TM Global 100 Distribution ETF (the “Fund”) seeks current income and long term capital appreciation.
VistaShares Target 15TM S&P 100 Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES Target 15TM S&P 100 Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15TM S&P 100 Distribution ETF (the “Fund”) seeks current income and long term capital appreciation.